Nature of Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Organization and Operations
1.	Nature of Organization and Operations

Aerpio Pharmaceuticals, Inc. (the “Company”) was incorporated as Zeta Acquisition Corp. II (“Zeta”) in the State of Delaware on November 16, 2007. Prior to the Merger, (as defined below), Zeta was a “shell company” (as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended).

On March 3, 2017, the Company’s Board of Directors, and on March 10, 2017, the Company’s pre-Merger (as defined below) stockholders, approved an amended and restated certificate of incorporation, which, among other things, increased authorized capital stock from 100,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share, to 300,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

On March 15, 2017, Zeta changed its name to Aerpio Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aerpio Acquisition Corp., a corporation formed in the State of Delaware on March 3, 2017, merged with and into Aerpio Therapeutics, Inc., (“Aerpio”), (the “Merger”), a corporation incorporated on November 17, 2011 in the State of Delaware. Pursuant to the Merger, Aerpio remained as the surviving corporation and became the Company’s wholly-owned subsidiary.

At the effective time of the Merger, the shares of the Aerpio’s (i) common stock issued and outstanding immediately prior to the closing of the Merger (including restricted common stock, whether vested or unvested, issued under the Aerpio’s 2011 Equity Incentive Plan), and (ii) redeemable convertible preferred stock issued and outstanding immediately prior to the closing of the Merger, were converted into shares of the Company’s common stock. In addition, immediately prior to the Merger, the outstanding amounts under certain Senior Secured Convertible Promissory Notes issued by Aerpio to its pre-Merger noteholders were converted into shares of Aerpio’s preferred stock, which were then converted to shares of Aerpio’s common stock and subsequently were converted into shares of the Company’s common stock, together with the other shares of the Aerpio’s common stock described above. In addition, pursuant to the Merger Agreement options to purchase shares of the Aerpio’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into options to purchase shares of the Company’s common stock. All the outstanding capital stock of Aerpio was converted into shares of the Company’s common stock on a 2.3336572:1 basis.

As a result of the Merger, the Company acquired the business of Aerpio and will continue the existing business operations of Aerpio as a public reporting company under the name Aerpio Pharmaceuticals, Inc. Immediately after the Merger, on March 15, 2017, Aerpio converted into a Delaware limited liability company (the “Conversion”).

Immediately following the Conversion, the pre-Merger stockholders of Zeta surrendered for cancellation 4,000,000 of the 5,000,000 shares of the outstanding common stock of Zeta, (the “Share Cancellation”). Following the Share Cancellation, on March 15, 2017, the Company closed a private placement offering (the “Offering”) of 8,049,555 shares of the Company’s common stock, at a purchase price of $5.00 per share, for net proceeds of approximately $37.2 million and the issuance of warrants with a term of three years, to purchase 317,562 shares of the Company’s common stock at an exercise price of $5.00 per share.

The Merger was treated as a recapitalization and reverse acquisition for financial reporting purposes. The Company is the legal acquirer of Aerpio in the transaction. However, Aerpio is considered the acquiring company for accounting purposes since (i) former Aerpio stockholders own in excess of 50% of the combined enterprise on a fully diluted basis immediately following the Merger and Offering, and (ii) all members of the Company’s executive management and Board of Directors are from Aerpio. In accordance with “reverse merger” or “reverse acquisition” accounting treatment, the unaudited condensed consolidated interim financial statements for the period ended March 31, 2017 include the accounts of the Company and its wholly owned subsidiary, Aerpio Therapeutics, LLC. The comparative historical financial statements for periods ended prior to the date of the Merger are the historical financial statements of Aerpio. Consequently, the assets and liabilities and the historical operations that are reflected in these condensed consolidated financial statements of the company are those of Aerpio, which were recorded at their historical cost basis. Unless otherwise indicated, all share and per share figures reflect the exchange of each 2.3336572 shares of Aerpio capital stock, convertible notes and share based awards, then outstanding, for 1 share of the Company’s common stock at the effective time of the Merger.

The Company is a biopharmaceutical company focused on advancing first-in-class treatments for ocular disease. The Company’s lead product candidate, AKB-9778, a small molecule activator of the tie-2 pathway, is being developed for the treatment of diabetic retinopathy (“DR”). Tie-2 signaling is essential for regulating blood vessel development and the stability of mature vessels. The Company has completed a Phase 2a clinical trial in diabetic macular edema (“DME”), a swelling of the retina that is a common cause of vision loss in patients with DR and intends to initiate a twelve month, double blind Phase 2b clinical trial in patients with DR who have not developed more serious complications such as DME or proliferative diabetic retinopathy. The DR clinical trial will be initiated in the second quarter of 2017.

In addition, the Company has two pipeline programs. AKB-4924 is a drug candidate for the treatment of inflammatory bowel disease and ARP-1536, humanized monoclonal antibody is a drug candidate for ocular disease. Humanized antibodies are antibodies from non-human species whose protein sequences have been modified to increase their similarity to antibodies produced naturally in humans. The Company completed a Phase 1a clinical trial in healthy volunteers for AKB-4924 and APR-1536 is currently in preclinical development. Further development on the pipeline programs is subject to receiving additional funding, which the Company may seek through collaborations with potential strategic and commercial partners.

The Company’s operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates, and undertaking preclinical and clinical studies. The Company has not generated any revenues to date, nor is there any assurance of any future revenues. The Company’s product candidates are subject to long development cycles, and there is no assurance the Company will be able to successfully develop, obtain regulatory approval for, or market its product candidates.

The Company is subject to a number of risks similar to other life science companies in the current stage of its life cycle, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of any of the Company’s products that are approved, and protection of proprietary technology. If the Company does not successfully commercialize any of its products or mitigate any of these other risks, it will be unable to generate revenue or achieve profitability.

1.	Nature of Organization and Operations

Merger and Offering

Aerpio Pharmaceuticals, Inc. (the “Company”) was incorporated as Zeta Acquisition Corp. II (“Zeta”) in the State of Delaware on November 16, 2007. Prior to the Merger, (as defined below), Zeta was a “shell company” (as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended).

On March 3, 2017, the Company’s Board of Directors, and on March 10, 2017, the Company’s pre-Merger (as defined below) stockholders, approved an amended and restated certificate of incorporation, which, among other things, increased authorized capital stock from 100,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share, to 300,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

On March 15, 2017, Zeta changed its name to Aerpio Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aerpio Acquisition Corp., a corporation formed in the State of Delaware on March 3, 2017, merged with and into Aerpio Therapeutics, Inc., (“Aerpio”), (the “Merger”), a corporation incorporated on November 17, 2011 in the State of Delaware. Aerpio was initially capitalized in December 2011 in a spinout transaction from Akebia Therapeutics, Inc. (Akebia) to enable more rapid development of its compounds. Pursuant to the Merger, Aerpio remained as the surviving corporation and became the Company’s wholly-owned subsidiary.

At the effective time of the Merger, the shares of the Aerpio’s (i) common stock issued and outstanding immediately prior to the closing of the Merger (including restricted common stock, whether vested or unvested, issued under the Aerpio’s 2011 Equity Incentive Plan), and (ii) redeemable convertible preferred stock issued and outstanding immediately prior to the closing of the Merger, were converted into shares of the Company’s common stock. In addition, immediately prior to the Merger, the outstanding amounts under certain Senior Secured Convertible Promissory Notes issued by Aerpio to its pre-Merger noteholders were converted into shares of Aerpio’s preferred stock, which were then converted to shares of Aerpio’s common stock and subsequently were converted into shares of the Company’s common stock, together with the other shares of the Aerpio’s common stock described above. In addition, pursuant to the Merger Agreement options to purchase shares of the Aerpio’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into options to purchase shares of the Company’s common stock. All the outstanding capital stock of Aerpio was converted into shares of the Company’s common stock on a 2.3336572:1 basis.

As a result of the Merger, the Company acquired the business of Aerpio and will continue the existing business operations of Aerpio as a public reporting company under the name Aerpio Pharmaceuticals, Inc. Immediately after the Merger, on March 15, 2017, Aerpio converted into a Delaware limited liability company (the “Conversion”).

Immediately following the Conversion, the pre-Merger stockholders of Zeta surrendered for cancellation 4,000,000 of the 5,000,000 shares of the outstanding common stock of Zeta, (the “Share Cancellation”). Following the Share Cancellation, on March 15, 2017, the Company closed a private placement offering (the “Offering”) of 8,049,555 shares of the Company’s common stock, at a purchase price of $5.00 per share, for net proceeds of approximately $37.2 million and the issuance of warrants with a term of three years, to purchase 317,562 shares of the Company’s common stock at an exercise price of $5.00 per share.

The Merger was treated as a recapitalization and reverse acquisition for financial reporting purposes. The Company is the legal acquirer of Aerpio in the transaction. However, Aerpio is considered the acquiring company for accounting purposes since (i) former Aerpio stockholders own in excess of 50% of the combined enterprise on a fully diluted basis immediately following the Merger and Offering, and (ii) all members of the Company’s executive management and Board of Directors are from Aerpio. In accordance with “reverse merger” or “reverse acquisition” accounting treatment, the consolidated financial statements as of and for each of the years ended December 31, 2016 and 2015 are the historical financial statements of Aerpio. Consequently, the assets and liabilities and the historical operations that are reflected in these consolidated financial statements are those of Aerpio, which were recorded at their historical cost basis. Unless otherwise indicated, all share and per share figures reflect the exchange of each 2.3336572 shares of Aerpio capital stock, convertible notes and share based awards, then outstanding, for 1 share of the Company’s common stock at the effective time of the Merger.

Operations Background

The Company is a biopharmaceutical company focused on advancing first-in-class treatments for ocular disease. The Company’s lead product candidate, AKB-9778, a small molecule activator of the tie-2 pathway, is being developed for the treatment of diabetic retinopathy (“DR”). Tie-2 signaling is essential for regulating blood vessel development and the stability of mature vessels. The Company has completed a Phase 2a clinical trial in diabetic macular edema (“DME”), a swelling of the retina that is a common cause of vision loss in patients with DR and intends to initiate a twelve month, double blind Phase 2b clinical trial in patients with DR who have not developed more serious complications such as DME or proliferative diabetic retinopathy. The DR clinical trial will be initiated in the second quarter of 2017.

In addition, the Company has two pipeline programs. AKB-4924 is a drug candidate for the treatment of inflammatory bowel disease and ARP-1536, humanized monoclonal antibody is a drug candidate for ocular disease. Humanized antibodies are antibodies from non-human species whose protein sequences have been modified to increase their similarity to antibodies produced naturally in humans. The Company completed a Phase 1a clinical trial in healthy volunteers for AKB-4924 and APR-1536 is currently in preclinical development. Further development on the pipeline programs is subject to receiving additional funding, which the Company may seek through collaborations with potential strategic and commercial partners.

The Company’s operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates, and undertaking preclinical and clinical studies. The Company has not generated any revenues to date, nor is there any assurance of any future revenues. The Company’s product candidates are subject to long development cycles, and there is no assurance the Company will be able to successfully develop, obtain regulatory approval for, or market its product candidates.

The Company is subject to a number of risks similar to other life science companies in the current stage of its life cycle, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of any of the Company’s products that are approved, and protection of proprietary technology. If the Company does not successfully commercialize any of its products or mitigate any of these other risks, it will be unable to generate revenue or achieve profitability.